Intangible assets - Business combination (Details) € in Thousands	1 Months Ended	12 Months Ended			24 Months Ended
	Jul. 31, 2016 EUR (€)	Dec. 31, 2017 EUR (€) item	Dec. 31, 2016 EUR (€)	Dec. 31, 2015 EUR (€)	Dec. 31, 2011	Jul. 31, 2015 EUR (€)
Disclosure of detailed information about intangible assets
Impairment losses		€ 10,636		€ 1,121
Consequence of business combination
Carrying value		36,160	€ 46,584	€ 48,993
Mesoblast
Consequence of business combination
Consideration payments		20,000
Consideration payments in upfront		5,000
Consideration payments within 12 months		5,000
Consideration payments in product regulatory milestones		€ 10,000
Coretherapix
Consequence of business combination
Issued share capital acquired (in percent)						100.00%
Goodwill						€ 717
Length of period for financial budgets used for cash flow projections			15 years
Period exceeded for financial budgets used for cash flow projections			5 years
Post tax discount rate		15.00%	15.00%	15.00%
Value in use of the project		€ 0
Coretherapix | Minimum
Consequence of business combination
Post tax discount rate			13.00%
Coretherapix | Maximum
Consequence of business combination
Post tax discount rate			15.00%
ChondroCelect
Disclosure of detailed information about intangible assets
Useful life					10 years
Impairment losses				€ 1,100
Cx601 | TiGenix SAU
Consequence of business combination
Carrying value	€ 1,700	€ 1,500
Development
Consequence of business combination
Number of possible scenarios | item		9
Carrying value		€ 899	€ 18,273	19,987
Development | Coretherapix
Consequence of business combination
Allocation of purchase price						17,400
Development | TiGenix SAU
Consequence of business combination
Carrying value				2,600
Other intangible assets | Coretherapix
Consequence of business combination
Allocation of purchase price						€ 277
Technology | TiGenix SAU
Disclosure of detailed information about intangible assets
Useful life		15 years
Consequence of business combination
Carrying value		€ 21,400	24,000	26,500
Remaining useful life		9 years
Intellectual property
Consequence of business combination
Carrying value		€ 22,863	25,601	26,540
Intellectual property | TiGenix SAU
Disclosure of detailed information about intangible assets
Useful life	10 years
Intellectual property | Cx601
Disclosure of detailed information about intangible assets
Useful life	10 years
Consequence of business combination
Carrying value	€ 1,700
Patents and licences
Consequence of business combination
Carrying value		12,387	€ 1,981	€ 1,749
Patents and licences | Mesoblast
Consequence of business combination
Carrying value		€ 10,000